Segments - Summary of Results by Segment (Detail) £ in Millions	6 Months Ended
	Jun. 30, 2020 GBP (£) segment	Jun. 30, 2019 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 1,542	£ 1,671
Non-interest income/(expense)	306	446
Total operating income/(expense)	1,848	2,117
Operating expenses before credit impairment losses, provisions and charges	(1,257)	(1,267)
Credit impairment (losses)/releases	(376)	(69)
Provisions for other liabilities and charges	(68)	(206)
Total operating credit impairment losses, provisions and (charges)/releases	(444)	(275)
Profit before tax	147	575
Revenue from external customers	1,848	2,117
Inter-segment revenue	1,848	2,117
Total operating income/(expense)	1,848	2,117
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	271	374
Insurance, protection and investments	31	37
Credit cards	33	42
Non-banking and other fees	73	87
Total fee and commission income	408	540
Fee and commission expense	(187)	(205)
Net fee and commission income	221	335
Customer loans	209,536		£ 205,298
Total assets	302,819		288,488
Customer deposits	185,715		177,822
Total liabilities	£ 286,335		272,147
Number of segments | segment	4
Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ 0	0
Retail banking
Disclosure of operating segments [line items]
Net interest income/(expense)	1,393	1,465
Non-interest income/(expense)	235	353
Total operating income/(expense)	1,628	1,818
Operating expenses before credit impairment losses, provisions and charges	(1,010)	(1,011)
Credit impairment (losses)/releases	(247)	(63)
Provisions for other liabilities and charges	(56)	(95)
Total operating credit impairment losses, provisions and (charges)/releases	(303)	(158)
Profit before tax	315	649
Revenue from external customers	2,004	2,166
Total operating income/(expense)	1,628	1,818
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	253	345
Insurance, protection and investments	31	37
Credit cards	33	42
Non-banking and other fees	26	36
Total fee and commission income	343	460
Fee and commission expense	(169)	(184)
Net fee and commission income	174	276
Customer loans	184,862		180,398
Total assets	193,692		187,556
Customer deposits	151,091		145,050
Total liabilities	152,171		145,917
Retail banking | Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	(376)	(348)
Corporate and commercial banking
Disclosure of operating segments [line items]
Net interest income/(expense)	150	189
Non-interest income/(expense)	40	38
Total operating income/(expense)	190	227
Operating expenses before credit impairment losses, provisions and charges	(134)	(138)
Credit impairment (losses)/releases	(106)	(9)
Provisions for other liabilities and charges	3	(1)
Total operating credit impairment losses, provisions and (charges)/releases	(103)	(10)
Profit before tax	(47)	79
Revenue from external customers	237	281
Total operating income/(expense)	190	227
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	13	15
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	22	26
Total fee and commission income	35	41
Fee and commission expense	(9)	(12)
Net fee and commission income	26	29
Customer loans	16,604		16,297
Total assets	16,604		16,297
Customer deposits	19,538		18,234
Total liabilities	19,563		18,260
Corporate and commercial banking | Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	(47)	(54)
Corporate and investment banking
Disclosure of operating segments [line items]
Net interest income/(expense)	26	32
Non-interest income/(expense)	28	47
Total operating income/(expense)	54	79
Operating expenses before credit impairment losses, provisions and charges	(62)	(83)
Credit impairment (losses)/releases	(12)	4
Provisions for other liabilities and charges	(4)	(11)
Total operating credit impairment losses, provisions and (charges)/releases	(16)	(7)
Profit before tax	(24)	(11)
Revenue from external customers	55	85
Total operating income/(expense)	54	79
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	5	14
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	23	24
Total fee and commission income	28	38
Fee and commission expense	(4)	(7)
Net fee and commission income	24	31
Customer loans	4,040		4,114
Total assets	4,949		4,727
Customer deposits	6,784		6,101
Total liabilities	7,230		6,500
Corporate and investment banking | Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	(1)	(6)
Corporate centre
Disclosure of operating segments [line items]
Net interest income/(expense)	(27)	(15)
Non-interest income/(expense)	3	8
Total operating income/(expense)	(24)	(7)
Operating expenses before credit impairment losses, provisions and charges	(51)	(35)
Credit impairment (losses)/releases	(11)	(1)
Provisions for other liabilities and charges	(11)	(99)
Total operating credit impairment losses, provisions and (charges)/releases	(22)	(100)
Profit before tax	(97)	(142)
Revenue from external customers	(448)	(415)
Total operating income/(expense)	(24)	(7)
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	2	1
Total fee and commission income	2	1
Fee and commission expense	(5)	(2)
Net fee and commission income	(3)	(1)
Customer loans	4,030		4,489
Total assets	87,574		79,908
Customer deposits	8,302		8,437
Total liabilities	107,371		£ 101,470
Corporate centre | Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ 424	£ 408